Other assets (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other assets
Prepayments and other assets	€ 1,451.9	€ 1,037.2	€ 473.2
Interest receivable	6.7	10.3
Total other assets	1,458.6	1,047.5	473.2
Long term prepayments	183.0	169.0	72.0
Current prepayments for EU ETS carbon credits	€ 920.0	€ 514.0	€ 128.0